Stock-based Compensation - Summary of Share-based Payment Arrangement, Restricted Stock Units Exercise Price Range (Detail) - Restricted Stock Units (RSUs) [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Number outstanding	133,384	0
Outstanding, Weighted average exercise price	$ 7.89	$ 0
Exercisable, Number Exercisable	616
Exercisable, Weighted Average exercise price	$ 7.89
Range Of Exercise Price One [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Range Of Exercise Prices	$ 7.89
Outstanding, Number outstanding	133,384
Outstanding, Weighted average remaining contractual term	9 years 11 months 15 days
Outstanding, Weighted average exercise price	$ 7.89
Outstanding, Aggregate intrinsic value	$ 76
Exercisable, Number Exercisable	616
Exercisable, Weighted average remaining contractual term	9 years 11 months 15 days
Exercisable, Weighted Average exercise price	$ 7.89